Annual Total Returns[BarChart] - Nationwide Loomis Short Term Bond Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.54%	2.78%	0.13%	0.59%	0.09%	1.61%	0.72%	0.81%	5.62%	4.79%